Net other income (expenses)	12 Months Ended
Dec. 31, 2018
Disclosure of other operating income (expense) [Abstract]
Net other income (expenses)
Net other income (expenses)

	For the year ended December 31,
(In $ million)	2018	2017	2016
Asset impairment charges, net of reversals	(240)	(45)	(45)
Gain (loss) on sale or disposal of businesses and non-current assets	8	(11)	(4)
Net foreign currency exchange gains (losses)	(2)	(2)	(10)
Related party management fee (refer to note 20)	(28)	(31)	(40)
Unrealized gain (loss) on derivatives (refer to note 19)	(22)	—	18
Other	5	11	9
Net other income (expenses)	(279)	(78)	(72)

Asset impairment charges for the year ended December 31, 2018 include a $206 million goodwill impairment charge recorded at Graham Packaging. For further details, refer to note 13.